Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Aug. 31, 2022
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	8 years
Automotive [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	3 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	5 years
Processing Pplant [Member]
IfrsStatementLineItems [Line Items]
Estimated useful life	8 years